Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Components of income (loss) before income taxes
Domestic	$ 202,905,000	$ 203,217,000	$ 132,081,000
Foreign	(7,425,000)	8,131,000	10,596,000
Income before income taxes	195,480,000	211,348,000	142,677,000
Current benefit (provision):
Federal	(223,000)	(95,000)	(989,000)
State	(62,000)	(27,000)	(151,000)
Foreign	(2,573,000)	(4,231,000)	(5,463,000)
Total current provision	(2,858,000)	(4,353,000)	(6,603,000)
Deferred benefit (provision):
Federal	(67,035,000)	(70,052,000)	(38,575,000)
State	(8,693,000)	1,209,000	4,238,000
Foreign	4,827,000	832,000	845,000
Total deferred provision	(70,901,000)	(68,011,000)	(33,492,000)
Total income tax provision, net	$ (73,759,000)	$ (72,364,000)	$ (40,095,000)
Actual tax provision reconciliation to the amounts computed by applying statutory Federal tax rate to income before taxes
Statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal effect	4.50%	(0.70%)	(2.90%)
Permanent differences	0.60%	0.80%	0.60%
Tax credits	(1.50%)	(2.70%)	(5.50%)
Valuation allowance	(1.10%)	2.00%	0.70%
Other	0.20%	(0.20%)	0.20%
Total effective tax rate	37.70%	34.20%	28.10%
Deferred tax assets:
Net operating losses, credit and other carryforwards	$ 153,807,000	$ 314,202,000
Unrealized losses on investments, net	11,874,000	12,509,000
Accrued expenses	31,036,000	29,487,000
Stock-based compensation	1,606,000	1,032,000
Other assets	7,445,000	5,118,000
Total deferred tax assets	205,768,000	362,348,000
Valuation allowance	(26,447,000)	(27,874,000)
Deferred tax assets after valuation allowance	179,321,000	334,474,000
Deferred tax liabilities:
Depreciation and amortization	(697,314,000)	(781,370,000)
Other liabilities	(1,319,000)	(1,638,000)
Total deferred tax liabilities	(698,633,000)	(783,008,000)
Total net deferred tax liabilities	(519,312,000)	(448,534,000)
Noncurrent portion of net deferred tax liabilities	(519,312,000)	(448,534,000)
Net operating loss carryforwards	327,600,000
Provision for U.S. income taxes or foreign withholding taxes	0
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance as of beginning of period	3,508,000	3,508,000	$ 3,632,000
Additions based on tax positions related to the current year	388,000	0	0
Additions based on tax positions related to prior years	3,161,000	0	0
Reductions based on tax positions related to prior years	0	0	(81,000)
Reductions based on tax settlements	0	0	(43,000)
Balance as of end of period	7,057,000	3,508,000	$ 3,508,000
Unrecognized tax benefits if recognized, could affect our effective tax rate	7,100,000	$ 3,500,000
Foreign
Deferred tax liabilities:
Net operating loss carryforwards	68,400,000
Federal
Deferred tax liabilities:
Tax credit carryforwards	32,800,000
State
Deferred tax liabilities:
Tax credit carryforwards	$ 2,300,000